World Omni Auto Receivables Trust 2009-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2009

Dates Covered

Collections Period	04/07/09 - 04/30/09
Interest Accrual Period	04/14/09 - 05/14/09
30/360 Days	31
Actual/360 Days	31
Distribution Date	05/15/09

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/06/09	847,472,565.58	42,231
Yield Supplement Overcollateralization Amount at 04/06/09	61,754,772.52	0

Receivables Balance at 04/06/09	909,227,338.10	42,231
Principal Payments	17,705,394.70	310
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/09	59,971,949.99	0

Pool Balance at 04/30/09	831,549,993.41	41,921

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	909,227,338.10	42,231
Delinquent Receivables:
Past Due 31-60 days	3,212,900.30	143
Past Due 61-90 days	0.00	0
Past Due 91 + days	0.00	0

Total	3,212,900.30	143

Total 31+ Delinquent as % Ending Pool Balance	0.39%

Recoveries	(2,725.50)

Aggregate Net Losses—April 2009	2,725.50

Overcollateralization Target Amount	29,104,249.77

Actual Overcollateralization	20,945,441.83

Weighted Average APR	4.61%
Weighted Average APR, Yield Adjusted	7.83%
Weighted Average Remaining Term	58.33

Flow of Funds	$ Amount
Collections	20,422,702.95
Advances	25,515.78
Investment Earnings on Cash Accounts	5,415.74
Servicing Fee	(606,151.56)

Available Funds	19,847,482.91

Distributions of Available Funds
(1) Class A Interest	2,063,034.49
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	0.00
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	17,784,448.42
(7) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	19,847,482.91

Servicing Fee	606,151.56
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	78,389,000.00

Total Class A & B
Original Note Balance	828,389,000.00
Principal Paid	17,784,448.42
Note Balance @ 05/15/09	810,604,551.58

Class A-1
Original Note Balance	163,000,000.00
Principal Paid	17,784,448.42
Note Balance @ 05/15/09	145,215,551.58
Note Factor @ 05/15/09	89.0892954%

Class A-2
Original Note Balance	192,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/09	192,000,000.00
Note Factor @ 05/15/09	100.0000000%

Class A-3
Original Note Balance	248,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/09	248,000,000.00
Note Factor @ 05/15/09	100.0000000%

Class A-4
Original Note Balance	147,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/09	147,000,000.00
Note Factor @ 05/15/09	100.0000000%

Class B
Original Note Balance	78,389,000.00
Principal Paid	0.00
Note Balance @ 05/15/09	78,389,000.00
Note Factor @ 05/15/09	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,063,034.49
Total Principal Paid	17,784,448.42

Total Paid	19,847,482.91

Class A-1
Coupon	1.62173%
Interest Paid	227,627.82
Principal Paid	17,784,448.42

Total Paid to A-1 Holders	18,012,076.24

Class A-2
Coupon	2.88000%
Interest Paid	476,160.00
Principal Paid	0.00

Total Paid to A-2 Holders	476,160.00

Class A-3
Coupon	3.33000%
Interest Paid	711,140.00
Principal Paid	0.00

Total Paid to A-3 Holders	711,140.00

Class A-4
Coupon	5.12000%
Interest Paid	648,106.67
Principal Paid	0.00

Total Paid to A-4 Holders	648,106.67

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4904175
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4687163

Total Distribution Amount	23.9591338

A-1 Interest Distribution Amount	1.3964897
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	109.1070455

Total A-1 Distribution Amount	110.5035352

A-2 Interest Distribution Amount	2.4800000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.4800000

A-3 Interest Distribution Amount	2.8675000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.8675000

A-4 Interest Distribution Amount	4.4088889
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.4088889

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	—
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/14/09	0.00
Balance as of 04/30/09	25,515.78
Change	25,515.78

Reserve Fund
Balance as of 04/14/09	2,118,681.41
Investment Earnings	793.26
Prior Month's Investment Earnings Paid	0.00
Withdrawal	0.00
Balance as of 04/30/09	2,119,474.67
Change	793.26

Reserve Fund Requirement	2,118,681.41